Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income taxes
14.	Income taxes
The Company recorded income tax expense for the year ended December 31, 2022 totaling $20 (2021 – recovery of $32; 2020 – nil) and did not recognize any deferred income tax expense for the year ended December 31, 2022 (2021 – nil; 2022 - nil).
As at December 31, 2022 and 2021, deferred tax assets have not been recognized with respect to the following timing differences. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2022	2021
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	3,147	2,778
Other	839	798

Total deferred tax assets	$7,344	$6,934

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net profit (loss) for the years ended December 31, 2022, 2021 and 2020 to the income tax expense is as follows:

Year ended December 31	2022	2021	2020
Profit (loss) for the year
Canadian	$(1,217)	$(1,195)	$(519)
Foreign	2,602	436	(6,326)

	$1,385	$(759)	$(6,845)

Year ended December 31	2022	2021	2020

Canadian federal and provincial income taxes at 27% (2021 – 27%; 2020 – 27%)	$(374)	$205	$1,848
Permanent differences and other items	274	165	(159)
Fair value adjustments	100	453	—
Foreign tax rate in foreign jurisdictions	390	(167)	(1,551)
Change in unrecognized deferred tax assets	(410)	(624)	(138)

(Expense) recovery	$(20)	$32	$—

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (5.50%), Mauritius (15.00%), Ireland (12.50%) and the United States (21.00% - 23.50%) that is applicable to income or losses incurred by the Company’s subsidiaries.
At December 31, 2022, the Company has the following Canadian losses available for application in future years:

2037	$5,275
2040	2,774
2041	969
2042	1,307

$10,325

At December 31, 2022, the Company has the following Barbados losses available for application in future years:

2028	$2,505
2029	4,022

$6,527

As at December 31, 2022, the Company has $60 (2021 - $114
)
included as income taxes payable on its consolidated statements of financial position.